Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Computer hardware	Total
	£'000s	£'000s
Cost
At January 1, 2017	17	17
Additions	9	9
At December 31, 2017	26	26
Accumulated depreciation
At January 1, 2017	3	3
Charge for the year	7	7
At December 31, 2017	10	10
Net book value
At December 31, 2017	16	16

	Computer hardware	Total
	£'000s	£'000s
Cost
At January 1, 2018	26	26
Additions	13	13
At December 31, 2018	39	39
Accumulated depreciation
At January 1, 2018	10	10
Charge for the year	8	8
At December 31, 2018	18	18
Net book value
At December 31, 2018	21	21